SHARE OPTION PLANS (Tables)	12 Months Ended
Sep. 30, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of the share option activity under the 2005 and 2009 Plans is as follows:

	Tranche 1	Tranche 2	Tranche 3	Tranche 4	Tranche 5	Tranche 6	Tranche 7

Grant date	November 8, 2005	October 22, 2007	March 28, 2008	June 16, 2008	January 4, 2010	January 3, 2011	January 3, 2012

Options outstanding as of October 1, 2010	64,400	5,000	156,167	10,000	125,000	-	-
Number of options granted	-	-	-	-	-	120,000	-
Options exercised	(64,400)	-	(26,000)	-	-	-	-
Options cancelled/ forfeited/ expired	-	-	-	-	(5,000)	-	-

Options outstanding as of September 30, 2011	-	5,000	130,167	10,000	120,000	120,000	-
Number of options granted	-	-	-	-	-	-	365,000
Options cancelled/ forfeited/ expired	-	-	(5,667)	-	-	(5,000)	-
Outstanding as of September 30, 2012	-	5,000	124,500	10,000	120,000	115,000	365,000

Options vested and exercisable
At September 30, 2011	-	-	130,167	10,000	120,000	-	-

At September 30, 2012	-	5,000	124,500	10,000	120,000	115,000	365,000

Weighted average fair value at the grant date (USD)	2.69	4.55	2.69	3.42	7.20	6.08	1.45

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The fair value of each option granted is estimated on the date of grant using the Black-Scholes Option Pricing Model:

	Tranche 1#	Tranche 2	Tranche 3*	Tranche 4	Tranche 5	Tranche 6	Tranche 7

Exercise price (USD)	8.75	9.27	5.30	6.64	12.23	10.84	2.55
Average risk-free interest rate	4.47%	4.08%	2.51%	3.73%	1.66%	1.03%	0.40%
Expected option life (year)	3.5	3.8	2.7	2.9	3	3	3
Volatility rate	30.79%	60.86%	78.17%	77.27%	92.81%	88.03%	90.30%
Dividend yield	-	-	-	-	-	-	-

#	Tranche 1 was modified on September 14, 2009. The exercise price modified to USD 4.00 and the fair value was USD 2.66 at the modified date.

*	Tranche 3 consists of different vesting structures. The expected option life and fair value presented above are weighted average numbers.